Quarterly Financial Data (Unaudited) - Summary of Quarterly Financial Data (Parenthetical) (Detail) - Ibibo Group Holdings Singapore Pte Ltd $ in Thousands	3 Months Ended
Mar. 31, 2017 USD ($)
Disclosure Of Unaudited Interim Financial Reporting [Line Items]
Revenue from acquiree	$ 28,740
Profit (loss) for the year	$ 26,470